Share-Based Compensation - Schedule of Stock Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Number of options
Outstanding, beginning of the year (shares) | shares	7,063,333	5,963,185	5,334,420
Granted during the year (shares) | shares	2,016,800	2,145,400	1,005,000
Forfeited during the year (shares) | shares	(175,534)	(280,288)	(62,962)
Expired during the year (shares) | shares	(2,028,254)	(314,573)	(304,940)
Exercised during the year (shares) | shares	0	(450,391)	(8,333)
Outstanding, end of the year (shares) | shares	6,876,345	7,063,333	5,963,185
Options exercisable, end of the year (shares) | shares	4,718,058	5,039,604	4,420,482
Weighted Average Exercise Price $
Outstanding, beginning of the year (cad per share) | $ / shares	$ 2.72	$ 2.91	$ 3.53
Granted during the year (cad per share) | $ / shares	1.22	2.23	2.04
Forfeited during the year (cad per share) | $ / shares	2.46	2.86	3.83
Expired during the year (cad per share) | $ / shares	3.22	4.17	10.80
Exercised during the year (cad per share) | $ / shares	0	1.74	1.45
Outstanding, beginning of the year (cad per share) | $ / shares	2.14	2.72	2.91
Options exercisable, end of the year (cad per share) | $ / shares	$ 2.43	$ 2.85	$ 3.01